Major Restructuring Costs - Summary of Major Restructuring Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of restructuring costs [line items]
Cost of sales	£ 11,863	£ 10,241	£ 10,342
Selling, general and administration	11,402	9,915	9,672
Other operating expense	(689)	1,588	1,965
Cost charged to operating profit	1,105	809	1,056
Cost of major restructuring [member]
Disclosure of restructuring costs [line items]
Cost of sales	658	443	545
Selling, general and administration	332	315	248
Research and development	114	49	263
Other operating expense	1	2
Cost charged to operating profit	£ 1,105	£ 809	£ 1,056